Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 11: Employee Benefit Plans and Postretirement Benefits

CNH Industrial provides pension, health care and insurance plans and other post-employment benefits to their employees and retirees under defined contribution and defined benefit plans.

In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in Cost of sales, Selling, general and administrative costs and Research and development costs. During the years ended December 31, 2013, 2012, and 2011, CNH Industrial recorded expense of $194 million, $199 million, and $166 million, respectively, for its defined contribution plans.

Define benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, health care plans, and other post-employment benefit plans.

Pension Plans

Pension plan obligations primarily comprise the obligations of the Company’s operation in the U.S., U.K. and Germany (with respect to certain employees and former employees).

Under these plans, contributions are made to a separate fund (trust) which independently administers the plan assets. The Company’s funding policy is to contribute amounts to the plan equal to the amounts required to satisfy the minimum funding requirements pursuant to the laws of the applicable jurisdictions. In addition, the Company makes discretionary contributions in addition to the funding requirements. To the extent that a fund is overfunded, the Company is not required to make further contributions to the plan.

Health Care Plans

Health care plan obligations comprise obligations for health care and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement health care and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American health care plans.

Other Post-Employment Benefits

Other post-employment benefits consists of obligations for Italian Employee Leaving Entitlements (“TFR”) before December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Before December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on our consolidated balance sheet represents the residual reserve for years prior to December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.

Obligations and Funded Status

The following summarizes data from CNH Industrial’s defined benefit pension, health care and other post-employment plans for the years ended December 31, 2013 and 2012:

	Pension		Health care		Other
	2013	2012	2013	2012	2013	2012
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$3,483	$3,182	$1,212	$1,180	$552	$478
Service cost	27	23	9	9	16	12
Interest cost	126	143	45	52	12	15
Plan participants’ contributions	3	4	6	6	—	—
Actuarial (gain) loss	(45)	259	(72)	41	4	61
Gross benefits paid	(195)	(195)	(79)	(81)	(43)	(38)
Currency translation adjustments and other	42	67	(4)	5	24	24

Actuarial present value of benefit obligation at end of year	3,441	3,483	1,117	1,212	565	552

Change in plan assets:
Plan assets at fair value at beginning of year	2,602	2,389	91	81	—	—
Actual return on plan assets	176	221	10	12	—	—
Employer contributions	54	119	70	69	—	—
Plan participants’ contributions	3	4	6	6	—	—
Gross benefits paid	(182)	(181)	(78)	(79)	—	—
Currency translation adjustments and other	12	50	(1)	2	—	—

Plan assets at fair value at end of year	2,665	2,602	98	91	—	—

Funded status:	$(776)	$(881)	$(1,019)	$(1,121)	$(565)	$(552)

Net amounts recognized in the consolidated balance sheets as of December 31, 2013 and 2012 consist of:

	Pension		Health care		Other
	2013	2012	2013	2012	2013	2012
	(in millions)
Other assets	$67	$10	$—	$—	$—	$—
Pension, postretirement and other post-employment benefits	(843)	(891)	(1,019)	(1,121)	(565)	(552)

Net liability recognized at end of year	$(776)	$(881)	$(1,019)	$(1,121)	$(565)	$(552)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2013 consist of:

	Pension	Health care	Other
	(in millions)
Unrecognized actuarial losses	$912	$141	$70
Unrecognized prior service cost (credit)	(4)	(21)	23

Accumulated Other Comprehensive Loss	$908	$120	$93

The following table summarizes CNH Industrial’s pension and other post-employment plans with accumulated benefit obligations in excess of plan assets:

	Pension		Other
	2013	2012	2013	2012
	(in millions)
Accumulated benefit obligation	$2,002	$3,210	$529	$169

Fair value of plan assets	$1,186	$2,385	$—	$—

The following table summarizes CNH Industrial’s pension and other post-employment plans with projected benefit obligations in excess of plan assets:

	Pension		Other
	2013	2012	2013	2012
	(in millions)
Projected benefit obligation	$2,034	$3,282	$565	$552

Fair value of plan assets	$1,186	$2,386	$—	$—

The accumulated postretirement benefit obligation exceeds plan assets for all of our health care plans for all years presented. The total accumulated benefit obligation for pension and other post-employment plans was $3,407 million and $529 as of December 31, 2013 and $3,406 million and $169 million as of December 31,2012, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2013, 2012, and 2011:

	Pension			Health care			Other
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$27	$23	$25	$9	$9	$9	$16	$12	$16
Interest cost	126	143	159	45	52	58	12	15	14
Expected return on assets	(166)	(161)	(163)	(7)	(6)	(6)	—
Amortization of:
Prior service cost (credit)	2	—	2	(12)	(14)	(26)	1	3	2
Actuarial loss (gain)	78	65	60	22	20	21	(5)	11	3

Net periodic benefit cost	67	70	83	57	61	56	24	41	35
settlement loss	1	1	—	—	—	—	1	—	—

Net periodic benefit cost	$68	$71	$83	$57	$61	$56	$25	$41	$35

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2013 consist of:

	Pension	Health care	Other
	(in millions)
Net periodic benefit cost	$68	$57	$25
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial (gains)/losses	(56)	(76)	4
Amortization of actuarial losses	(78)	(22)	5
Amortization of prior service cost	(2)	12	(1)
Prior service cost	—	—	(1)
Currency translation adjustments and other	12	—	6

Total recognized in other comprehensive (income) loss	(124)	(86)	13

Total recognized in comprehensive (income) loss	$(56)	$(29)	$38

Pre-tax amounts expected to be amortized in 2014 from accumulated other comprehensive loss consist of:

	Pension	Health care	Other
	(in millions)
Actuarial losses	$(65)	$(6)	$—
Prior service cost	(1)	12	(2)

Total	$(66)	$6	$(2)

Assumptions

The following assumptions were utilized in determining the funded status as at December 31, 2013 and 2012, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2013, 2012, and 2011:

	Pension plans			Health care plans			Other
(in %)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Assumptions used to determine funded status at December 31
Weighted-average discount rates	4.05	3.75	n/a	4.67	3.79	n/a	3.00	3.27	n/a
Weighted-average rate of compensation increase	3.35	2.99	n/a	3.42	3.42	n/a	2.63	2.75	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	8.19	7.04	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	3.75	4.61	5.08	3.79	4.57	5.18	3.27	4.63	4.34
Weighted-average rate of compensation increase	2.99	3.16	3.18	3.42	3.44	3.50	2.75	3.11	3.18
Weighted-average long-term rates of return on plan assets	5.95	6.79	6.98	7.00	7.25	7.50	n/a	n/a	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.04	7.54	8.02	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate health care cost trend rate in 2024 and 2018 for US and Canada plans, respectively.

Assumed discount rates are used in measurements of pension, health care and other post-employment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the CNH Industrial’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns, while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed and plan expenses. Return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and health care sector-specific inflation projections from the United States Department of Health and Human Services Health Care Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of health care cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.

A one percentage point change in the assumed health care cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2013 net post retirement benefit expense	$6	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2013	$135	$(104)

Plan Assets

The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2013 are as follows:

All Plans
Asset category:
Equity securities	24%
Debt securities	56%
Cash/Other	20%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2013:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$113	$113	$—	$—
U.S. equities—Mid cap	36	36	—	—
U.S. equities—Small cap	45	45	—	—
Non-U.S. equities	109	109	—	—

Total equity securities	303	303	—	—

Fixed income securities:
U.S. government bonds	345	345	—	—
U.S. corporate bonds	323	—	323	—
Non-U.S. government bonds	483	101	382	—
Non-U.S. corporate bonds	110	1	109	—
Mortgage backed securities	9	—	9	—
Other fixed income	75	37	38	—

Total fixed income securities	1,345	484	861	—

Other types of investments:
Mutual funds(A)	708	—	708	—
Insurance contracts	34	1	—	33
Derivatives—credit contracts	14	—	14	—
Real estate	35	35	—	—
Other	263	—	263	—

Total other types of investments	1,054	36	985	33

Cash:	61	32	29	—

Total	$2,763	$855	$1,875	$33

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2013:

Insurance Contracts
Balance at December 31, 2012	$29
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	89
Settlements	(89)
Currency impact	3

Balance at December 31, 2013	$33

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2012:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$152	$139	$13	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities—Large cap	69	57	12	—

Total equity securities	333	308	25	—

Fixed income securities:
U.S. government bonds	250	247	3	—
U.S. corporate bonds	264	—	264	—
Non-U.S. government bonds	484	25	459	—
Non-U.S. corporate bonds	92	—	92	—
Mortgage backed securities	11	—	11	—
Other fixed income	45	24	21	—

Total fixed income securities	1,146	296	850	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	349	—	349	—
Insurance contracts	29	—	—	29
Derivatives—credit contracts	1	—	1	—
Real estate(C)	32	—	32	—
Other	59	4	55	—

Total other types of investments	1,186	4	1,153	29

Cash:	28	3	25	—

Total	$2,693	$611	$2,053	$29

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.
(C)	This category includes also hedge funds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$29
Actual return on plan assets relating to assets still held at reporting date	2
Purchases,	89
Settlements	(89)
Currency impact	(2)

Balance at December 31, 2012	$29

Contributions

CNH Industrial expects to contribute (including direct benefit payments) approximately $69 million to its pension plans, $75 million to its healthcare plans and $24 million to its other post-employment plans in 2014, which include direct benefit payments by the Company.

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Health care	Medicare Part D Reimbursement	Other
	(in millions)
2014	$209	$79	$(2)	$24
2015	203	81	(3)	19
2016	202	81	(3)	20
2017	205	81	(3)	24
2018	207	80	(4)	29
2019 – 2023	1,049	369	(22)	115

Total	$2,075	$771	$(37)	$231